Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 185	$ 156	[1]
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	14	3
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	110	103
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	25	11
Financial Liabilities	25	11
Deferred compensation plan liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	250	216
Financial Liabilities	250	216
Loans and other borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortised cost	3,166	2,396
Financial Liabilities	3,166	2,396
Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	69	83
Financial liabilities at amortised cost	670	658
Financial liabilities, Not categorised as a financial instrument	47	37
Financial Liabilities	786	778
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	124	106
Financial assets at amortised cost	68	50
Financial assets	192	156
Cash and cash equivalent [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	375	360
Financial assets at amortised cost	947	616
Financial assets	1,322	976
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	20	7
Financial assets	20	7
Deferred Compensation Plan Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	250	216
Financial assets	250	216
Trade and other receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	651	542
Financial assets, Not categorised as a financial instrument	102	107
Financial assets	753	649
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 87	$ 88

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).